October 12, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629

Subject:                  Nationwide Life Insurance Company
Registration of Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies on Form N-6 Offered through
Nationwide VLI Separate Account – 4

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account – 4 (the "Variable Account") we are filing an original registration statement on Form N-6 under Securities Act of 1933 ("1933 Act") for the purpose of registering Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

The policies are designed to provide life insurance coverage on a named insured, with the death benefit payable to the beneficiary.  There are two riders available under the policies:  the Change of Insured Rider and the Supplemental Insurance Rider.  These policies do not impose a surrender charge.

The attached registration statement in substance closely follows registration statement #333-43671.  A primary distinction between registration statement #333-43671 and the attached registration statement is the intended policy use.  Registration statement #333-43671 is sold solely to corporate entities insuring the lives of their employees.  The attached registration statement is intended to be sold to individuals associated or affiliated with a business or corporation (hence, they will be individually owned).  Another distinction between #333-43671 and this registration statement is the calculation of the Enhancement Benefit (in general, the benefit amount is lower than that provided under #333-43671).

The United States Securities
     and Exchange Commission
October 12, 2010

_______________________

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 677-5276.

Sincerely,

Christine M. Walkup
Senior Counsel
Nationwide Life Insurance Company

cc:           Ms. Rebecca Marquigny
Ms. Paige Ryan